Organization (Details Narrative) (10-K) - USD ($)	Dec. 20, 2016	Sep. 30, 2019	Dec. 31, 2018
Organization Disclosure [Line Items]
Ownership interest		79.00%	50.00%
Mercari Communications Group, Ltd [Member]
Organization Disclosure [Line Items]
Ownership interest			96.50%
Stock Purchase Agreement [Member] | Mercari Communications Group, Ltd [Member]
Organization Disclosure [Line Items]
Proceeds from sale of equity gross	$ 260,000
Proceeds from sale of equity net	$ 199,200